TAXES ON INCOME (Carryforward Tax Losses and Credits and Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Changes in valuation allowance	$ (3,527)	$ (11,156)	$ 1,784
Israeli [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	52,000
United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	256,000
Operating loss carryforwards utilization period	20 years
Europe [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	15,000
Latin America [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 32,000